Document and Entity Information	3 Months Ended
Mar. 31, 2019
Cover [Abstract]
Entity Registrant Name	TRAQIQ, INC.
Entity Central Index Key	0001514056
Document Type	8-K
Document Period End Date	Aug. 04, 2019
Amendment Flag	false
Entity Emerging Growth Company	false